POST-EMPLOYMENT BENEFITS - Principal Actuarial Assumptions (Details)	Dec. 31, 2017	Dec. 31, 2016
Defined benefit obligation
Discount rate	3.70%	4.10%
Rate of compensation increase	3.00%	3.00%
Pension expense
Discount rate	4.10%	4.30%
Rate of compensation increase	3.00%	3.00%